Income Taxes: - Reconciliation of Statutory Income Tax Rates to Effective Income Tax Rates (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Effective Income Tax Rate Reconciliation, Percent
Statutory federal income tax rate	21.00%	21.00%		21.00%
Change in valuation allowance and other items	0.00%	(21.00%)		0.00%
Permanent differences:
Total	21.00%	0.00%		21.00%
Hman Group holdings Inc and subsidiaries
Effective Income Tax Rate Reconciliation, Percent
Statutory federal income tax rate			21.00%		21.00%	21.00%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available			0.60%		0.40%	0.90%
State and local income taxes, net of U.S. federal income tax benefit			5.70%		3.00%	1.40%
Change in valuation allowance and other items			1.60%		(1.20%)	(7.50%)
Adjustment for change in tax law			0.50%			(0.90%)
Permanent differences:
Acquisition and related transaction costs						(2.70%)
Meals and entertainment expense			(0.40%)		(0.20%)	(0.30%)
Reconciliation of tax provision to return			0.60%		(0.50%)
Reconciliation of other adjustments			(1.60%)		(1.00%)	1.20%
Total			27.80%		21.40%	13.20%